Income Taxes - Rate reconciliation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for income tax purposes	0.00%	10.69%	(26.45%)
Losses not deductible for income tax purposes	(35.50%)	31.12%	(0.81%)
Valuation allowance of deferred tax assets	8.97%	(67.26%)	2.16%
Additional payments for previous year's corporate income taxes	14.01%
Different tax rate of subsidiary operation in other jurisdiction	(0.04%)	4.78%	(0.71%)
Effective income tax rate	12.44%	4.33%	(0.81%)